Consolidated Statements of Cash Flows - CAD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Operating Activities
Net loss and comprehensive loss for the period		$ (1,190,414)	$ (2,736,717)	$ (2,613,904)	$ (2,200,648)
Adjustments to reconcile profit (loss)
Adjustments for amortisation expense		8,513	13,854	14,668	13,900
Adjustments for share-based payments		630,401	311,389	922,922	915,211
Write-downs (reversals of write-downs) of inventories	[1]	0	745,977	291,794	0
Impairment of intellectual property		0	0	0	476,000
Changes in Non-Cash Working Capital Items
Adjustments for decrease (increase) in trade and other receivables		(86,656)	268,968	(606,207)	(10,913)
Adjustment for change in Prepaid expenses and deposits		323,222	(411,809)	22,753	(384,619)
Adjustments for decrease (increase) in inventories		(784,564)	99,085	(207,228)	(356,289)
Adjustment for change in Accounts payable and Accrued liabilities		59,106	(58,043)	111,112	62,781
Net cash used in operating activities		(1,040,392)	(1,767,296)	(2,064,090)	(1,484,577)
Investing Activities
Purchase of equipment		0	(3,784)	(6,340)	(30,846)
Acquisition, net of cash received		0	(128,768)	0	0
Net cash used in investing activities		0	(132,552)	(6,340)	(30,846)
Financing Activities
Proceeds from issuance of shares, net		0	1,577,299	0	846,323
Proceeds from exercise of options		19,502	0	193,000	256,500
Proceeds from exercise of warrants		434,025	454,800	169,000	2,872,978
Repayment of promissory notes		0	0	0	(32,978)
Net cash provided by financing activities		453,527	2,032,099	362,000	3,942,823
Increase (Decrease) in Cash		(586,865)	132,251	(1,708,430)	2,427,400
Cash and cash equivalents at beginning of period		2,722,777	427,482	2,135,912	295,377
Cash and cash equivalents at end of period		$ 2,135,912	$ 559,733	$ 427,482	$ 2,722,777

[1]	Note 7.